SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION ABOUT THE COMPANY’S OPERATING LEASE (Details)	Jun. 30, 2024	Dec. 31, 2023
Right-of-use Rou Assets And Lease Payable
Weighted average discount rate	4.45%	4.45%
Weighted average remaining lease term (years)	11 years 6 months	12 years